Distribution of the Bank's profit and Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Distribution of the Bank's profit and Earnings per share
Schedule of distribution of the Bank's profit

	2019	2020	2021

Profit of the year	20,381	18,974	20,801
Dividends declared	10,293	—	4,921
Dividend per share (pesos)	1.52	—	0.73
Dates of payment	05/28/2019 and		06/18/2021 and
	12/27/2019		11/05/2021

Earnings per share basic and diluted

Accordingly, basic earnings per share were determined as follows:

	2019	2020	2021

Profit attributable to the Parent	20,381	18,974	20,801
Profit attributable to the Parent (net of non-controlling interest)	20,381	18,974	20,801
Weighted average number of shares outstanding	6,775,455,458	6,776,640,349	6,775,682,106
Basic earnings per share (pesos)	3.01	2.80	3.07

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d).

Accordingly, diluted earnings per share were determined as follows:

	2019	2020	2021

Profit attributable to the Parent	20,381	18,974	20,801
Profit attributable to the Parent (net of non-controlling interest)	20,381	18,974	20,801
Weighted average number of shares outstanding	6,775,455,458	6,776,640,349	6,775,682,106
Dilutive effect of rights on shares	11,538,899	10,354,008	11,312,251
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	3.00	2.80	3.06